Retirement Benefits - Plan Assets (Detail) - Plan assets [member] - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of fair value of plan assets [Line Items]
Total	¥ 1,453,238	¥ 1,432,556	¥ 1,354,202
Level 1 [member]
Disclosure of fair value of plan assets [Line Items]
Total	873,099	888,532
Level 2 and 3 of fair value hierarchy [member]
Disclosure of fair value of plan assets [Line Items]
Total	580,139	544,024
Pension funds [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	434,981	405,590
Debt instruments	241,610	331,584
General account of life insurance companies	45,445	67,650
Other investments and short-term assets	215,728	127,460
Pension funds [member] | Level 1 [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	286,542	269,706
Debt instruments	36,290	107,075
General account of life insurance companies	356	758
Other investments and short-term assets	45,252	21,970
Pension funds [member] | Level 2 and 3 of fair value hierarchy [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	148,439	135,884
Debt instruments	205,320	224,509
General account of life insurance companies	45,089	66,892
Other investments and short-term assets	170,476	105,490
Retirement benefit trusts [member]
Disclosure of fair value of plan assets [Line Items]
Other short-term assets	45,613	42,125
Retirement benefit trusts [member] | Level 1 [member]
Disclosure of fair value of plan assets [Line Items]
Other short-term assets	36,340	32,276
Retirement benefit trusts [member] | Level 2 and 3 of fair value hierarchy [member]
Disclosure of fair value of plan assets [Line Items]
Other short-term assets	9,273	9,849
Retirement benefit trusts [member] | Japan [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	469,861	458,147
Retirement benefit trusts [member] | Japan [member] | Level 1 [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	468,319	456,747
Retirement benefit trusts [member] | Japan [member] | Level 2 and 3 of fair value hierarchy [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	¥ 1,542	¥ 1,400